Offerings	Apr. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2028
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99872
Maximum Aggregate Offering Price	$ 399,488,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,161.61
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Calculated in accordance with Rule 457(r) of the Securities Act. This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s registration statement on Form
S-3ASR
filed with the Securities and Exchange Commission on January 8, 2024 (File Nos.
333-276421,
333-276421-01,
333-276421-02
and
333-276421-03).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.200% Senior Notes due 2028
Amount of Registration Fee	$ 0
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Calculated in accordance with Rule 457(r) of the Securities Act. This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s registration statement on Form
S-3ASR
filed with the Securities and Exchange Commission on January 8, 2024 (File Nos.
333-276421,
333-276421-01,
333-276421-02
and
333-276421-03).

(3)
Cintas Corporation, Cintas Corporation No. 3 and Cintas Corporate Services, Inc. are the
co-registrant
guarantors of the 4.200% Senior Notes due 2028 issued by Cintas Corporation No. 2, the registrant. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.